Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Warrants Purchase Exercise Price Range	The following table summarizes the warrants outstanding on September 30, 2025, and the related prices for the warrants to purchase shares of the Company’s common stock:
			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
$25.00	5,556	1.61	25.00	5,556	25.00
$37.50	32,000	1.25	37.50	32,000	37.50
	37,556	1.30	$35.65	37,556	$35.65
The following table summarizes the warrants outstanding on December 31, 2024, and the related prices for the warrants to purchase shares of the Company’s common stock:
			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
$25.00	7,717	2.04	25.00	7,717	25.00
37.50	33,050	1.93	37.50	33,050	37.50
	40,767	1.95	$31.26	40,767	$31.26

Schedule of Stockholders' Equity Note, Warrants or Rights

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2024	40,767	$35.13
Granted	-	$-
Cancelled	(3,211)	$(29.09)
Exercised	-	$-
Outstanding at September 30, 2025	37,556	$35.65

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2022	672,334	$30.68
Granted	874	$2.50
Exercised	-	$-
Outstanding at December 31, 2023	673,208	$30.64
Granted	-	$-
Cancelled	(632,441)	$(29,87)
Exercised	-	$-
Outstanding at December 31, 2024	40,767	$35.13

Schedule of Share-Based Payment Arrangement, Option, Activity

The following table summarizes the transactions involving options to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2022	310,692	$10.01
Granted	-	-
Cancelled/Expired	(209,758)	$10.00
Exercised	-	-
Outstanding at December 31, 2023	100,934	$10.05
Granted	-	-
Cancelled/Expired	(100,934)	$10.05
Exercised	-	-
Outstanding at December 31, 2024	-	$-
Options vested and exercisable	-	$-